Description of Business and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Description of Business and Summary of Significant Accounting Policies
Schedule of concentration of risk related to accounts receivable and accounts payable

The Company’s concentration of risk related to accounts receivable and accounts payable was as follows:

	March 31,	December 31,
	2021	2020
Number of customers accounted for 10% or more of accounts receivable	2	3
Number of vendors accounted for 10% or more of accounts payable	2	3

Revenue by countries and customers accounted for more than 10% of revenue was as follows:

	Three Months Ended March 31,
	2021	2020
Countries over 10% of Revenue:
U.S.	26%	31%
China	45%	13%
Sweden	13%	*
Canada	*	23%
Number of Customers accounted for over 10% of Revenue:	2	2

	December 31,
	2020	2019
Number of customers accounted for 10% or more of accounts receivable	3	3
Number of vendors accounted for 10% or more of accounts payable	3	2

Revenue by countries and customers accounted for more than 10% of revenue was as follows:

	Year Ended December 31,
	2020	2019	2018
Countries over 10% of Revenue:
U.S.	34%	46%	59%
China	31%	11%	21%
Number of Customers accounted for over 10% of Revenue:	2	2	2

Schedule of changes in allowance for doubtful accounts

Changes in the Company’s allowance for doubtful accounts were as follows (in thousands):

	December 31,
	2020	2019
Beginning balance	$467	$357
Charged to costs and expenses	511	110
Uncollectible accounts written off, net of recoveries	(102)	—
Ending balance	$876	$467

Schedule of changes in accrued warranty liability		Changes in the Company’s accrued warranty liability, which is included as a component of other accrued expenses was as follows (in thousands):